Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Basic Earnings Per Common Share
Net income attributable to equity holders of the bank	$ 1,232	$ 689	$ 1,557	$ 3,513	$ 4,564
Dividends on preferred shares and distributions payable on other equity instruments	(73)		(59)	(195)	(159)
Net income available to common shareholders	$ 1,159		$ 1,498	$ 3,318	$ 4,405
Weighted-average number of common shares outstanding	641,300		638,900	640,129	638,803
Basic earnings per common share	$ 1.81	$ 1.00	$ 2.34	$ 5.18	$ 6.90
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 1,159		$ 1,498	$ 3,318	$ 4,405
Weighted-average number of common shares outstanding	641,300		638,900	640,129	638,803
Effect of dilutive instruments
Stock options potentially exercisable	2,400		5,734	3,473	5,697
Common shares potentially repurchased	(2,046)		(4,184)	(2,721)	(4,137)
Weighted-average number of diluted common shares outstanding	641,654		640,450	640,881	640,363
Diluted earnings per common share	$ 1.81	$ 1.00	$ 2.34	$ 5.18	$ 6.88